Stock-based compensation (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Share Based Compensation Shares Authorized Under Stock Option Plans By Exercise Price Range Text Block
(Not in thousands)
Exercise price range per share			Options outstanding	Weighted-average exercise price of options outstanding	Weighted-average remaining life of options outstanding in years	Options exercisable (fully vested)	Weighted-average exercise price of options exercisable
$159.95	-	$185.00	56,386	$167.84	0.20	56,386	$167.84
$192.50	-	$272.00	104,600	$252.29	1.50	104,600	$252.29
$159.95	-	$272.00	160,986	$222.71	1.04	160,986	$222.71

Schedule Of Share Based Compensation Stock Options Activity Table Text Block
(Not in thousands)	Options outstanding	Weighted-average exercise price
Outstanding at January 1, 2010	255,267	$206.44
Granted	-	-
Exercised	-	-
Forfeited	-	-
Expired	(27,749)	204.27
Outstanding at December 31, 2010	227,518	$206.71
Granted	-	-
Exercised	-	-
Forfeited	-	-
Expired	(20,572)	195.48
Outstanding at December 31, 2011	206,946	$207.83
Granted	-	-
Exercised	-	-
Forfeited	-	-
Expired	(45,960)	155.68
Outstanding at December 31, 2012	160,986	$222.71

Management Member
Schedule of Unvested Restricted Stock Units Roll Forward [Table Text Block]
(Not in thousands)	Restricted stock	Weighted-average grant date fair value
Non-vested at January 1, 2010	13,852	$236.20
Granted	152,541	27.00
Vested	(34,088)	78.70
Forfeited	(19,131)	32.40
Non-vested at December 31, 2010	113,174	$36.06
Granted	155,945	32.35
Vested	(5,156)	89.97
Forfeited	(22,029)	42.03
Non-vested at December 31, 2011	241,934	$31.98
Granted	359,427	17.72
Vested	(96,353)	37.61
Forfeited	(13,785)	26.59
Non-vested at December 31, 2012	491,223	$20.59

Director Member
Schedule of Unvested Restricted Stock Units Roll Forward [Table Text Block]
(Not in thousands)	Restricted stock	Weighted-average grant date fair value
Nonvested at January 1, 2010	-	-
Granted	30,590	$29.50
Vested	(30,590)	29.50
Forfeited	-	-
Non-vested at December 31, 2010	-	-
Granted	30,163	$26.72
Vested	(30,163)	26.72
Forfeited	-	-
Non-vested at December 31, 2011	-	-
Granted	41,174	$16.37
Vested	(41,174)	16.37
Forfeited	-	-
Non-vested at December 31, 2012	-	-